CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues
Energy revenues	$ 5,684,774	$ 6,322,779
Turnkey & other revenues	673,422	666,901
Sales Revenue, Net, Total	6,358,196	6,989,680
Cost of sales
Fuel, maintenance and installation	4,064,145	4,634,290
Site impairments	618,661	526,766
Depreciation expense	1,728,762	1,521,440
Cost of Goods and Services Sold, Total	6,411,568	6,682,496
Gross profit (loss)	(53,372)	307,184
Operating expenses
General and administrative	1,937,299	2,361,044
Selling	694,101	586,617
Engineering	754,962	785,647
Operating Expenses, Total	3,386,362	3,733,308
Loss from operations	(3,439,734)	(3,426,124)
Other income (expense)
Interest and other income	193,691	80,246
Interest expense	(1,234,725)	(1,355,983)
Change in fair value of warrant liability	6,780	125,485
Nonoperating Income (Expense), Total	(1,034,254)	(1,150,252)
Loss from continuing operations before provision for income taxes	(4,473,988)	(4,576,376)
Provision for income taxes	(27,605)	(3,877)
Loss from continuing operations	(4,501,593)	(4,580,253)
Loss from discontinued operations	(1,384,122)	(1,945,105)
Loss from continuing operations	(5,885,715)	(6,525,358)
Loss from discontinued operations	455,312	636,464
Consolidated net loss	$ (5,430,403)	$ (5,888,894)
Net loss per share - basic and diluted (usd per share)	$ (0.11)	$ (0.12)
Weighted average shares outstanding - basic and diluted (in shares)	50,689,633	50,999,408